Financial Assets and Financial Liabilities - (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets
A.
Current and non-current financial assets

	June 30, 2026		December 31, 2025
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	28,704	—	28,416
Other receivables	—	118	—	19
Loans to employees	180	—	180	—
Trade and other financial receivables	180	28,822	180	28,435
Guarantee deposit	1,303	—	1,387	—
Non-current financial assets	1,303	—	1,387	—
Guarantee deposit	—	165	—	164
Financial investments	—	4,951	—	4,969
Other current financial assets	—	5,116	—	5,133
Total	1,483	33,938	1,567	33,568

Summary of Financial assets by class and category
C.
Financial assets by class and category

		June 30, 2026
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	28,704	—	—	28,704
Other receivables	118	—	—	118
Loans to employees	180	—	—	180
Trade and other financial receivables	29,002	—	—	29,002
Guarantee deposit	1,303	—	—	1,303
Non-current financial assets	1,303	—	—	1,303
Guarantee deposit	165	—	—	165
Financial investments	338	4,343	270	4,951
Other current financial assets	503	4,343	270	5,116
Total	30,808	4,343	270	35,421

		December 31, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	28,416			28,416
Other receivables	19			19
Loans to employees	180			180
Trade and other financial receivables	28,615	—	—	28,615
Guarantee deposit	1,387			1,387
Non-current financial assets	1,387	—	—	1,387
Guarantee deposit	164			164
Financial investments	326	4,373	270	4,969
Other current financial assets	490	4,373	270	5,133
Total	30,492	4,373	270	35,135

Summary of Loans and borrowings
A.
Loans and borrowings

	June 30, 2026		December 31, 2025
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	128,314	986	54,764	51,136
Affected suppliers	11,832	309	—	—
Working capital line of credit	—	49,810	—	58,766
Loans and borrowings	140,146	51,105	54,764	109,902
Derivative warrant liabilities	—	7,305	—	70
Lease liabilities (see note 9)	23,855	3,386	28,817	4,287
Total	164,001	61,796	83,581	114,259

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2026 and December 31, 2025, are as follows:

(In thousand Euros)	June 30, 2026		December 31, 2025
1 July 2026 - 30 June 2027	51,105	2026	109,902
1 July 2027 - 30 June 2028	7,071	2027	32,893
1 July 2028 - 30 June 2029	15,030	2028	18,772
1 July 2029 - 30 June 2030	32,101	2029	3,595
1 July 2030 - Dic 2030	103,508	2030	549
More than five years	—	More than five years	2,401
	208,815		168,112

Summary of Details of loan and borrowings

Details of the loans and borrowings as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	—	10,801	102,422	113,223
Floating rate loan	EUR	50,332	—	11,704	62,036
Covenant Loan	EUR	—	—	—	—
		50,332	10,801	114,126	175,259
Borrowings
Fixed rate loan	EUR	464	—	3,388	3,852
Affected Suppliers
Fixed rate loan		309	5,187	6,644	12,140
		51,105	15,988	124,158	191,251

	December 31, 2025
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	5,185	6,887	—	12,072
Floating rate loan	EUR	76,568	12,114	—	88,682
Covenant Loan	EUR	27,808	32,180	—	59,988
		109,561	51,181	—	160,742
Borrowings
Fixed rate loan	EUR	341	640	2,943	3,924
		109,902	51,821	2,943	164,666

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities during the six-months ended June 30, 2026 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Other Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2025	262,956	—	444,167	—	50,394	19	655,147	51	—	—	1,412,664	70
Warrants issuance	—	—	—	—	—	—	229,938	2	3,301,758	7,216	3,531,696	7,218
Change in fair value of derivative warrant liabilities	—	—	—	—	—	(6)	—	22	—	—	—	16
Exchange differences	—	—	—	—	—	1	—	—	—	—	—	1
At June 30, 2026	262,956	—	444,167	—	50,394	14	885,085	75	3,301,758	7,216	4,944,360	7,305

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2026	164,666	70	33,104	197,840
Proceeds from loans	8,878	—	—	8,878
Principal paid on lease liabilities	—	—	(2,153)	(2,153)
Interest paid on lease liabilities	—	—	(798)	(798)
Repayments of loans	—	—	—	—
Interest and bank fees paid	—	—	—	—
Total changes from financing cash flows	8,878	—	(2,951)	5,927
The effect of changes in foreign exchange rates	65	1	68	134

Change in fair value of derivative warrant liabilities	—	7,234	—	7,234
Disposal of leases	—	—	(3,778)	(3,778)
Government loan receivable	(72)	—	—	(72)
Transfer from Trade payables	12,901	—	—	12,901
Restructuring process costs	(8,905)	—	—	(8,905)
Interest and bank fees expenses	13,718	—	798	14,516
Other	—	—	—	—
Total liability-related other changes	17,642	7,234	(2,980)	21,896
Balance at June 30, 2026	191,251	7,305	27,241	225,797

Summary of Trade and other financial payables

Details of trade and other financial payables as of June 30, 2026 and December 31, 2025 are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Suppliers	36,161	42,203
Personnel (salaries payable)	3,548	3,981
Customer advances	184	115
Total	39,893	46,299

Summary of Trade payables subject to supplier finance arrangements

All trade payable subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of the financial position.

(In thousand Euros)	June 30, 2026	December 31, 2025
Carrying amount of liabilities
Presented within trade and other payables	—	—
Presented within loans and borrowings (*)	29,848	29,923
Liabilities that are part of the arrangements	Not applicable	Not applicable
Comparable trade payables that are not part of the arrangements	60-90 days after the invoice date	60 days after the invoice date
(*) The supplier has already received the payment for this amount.